SCHEDULE OF REVENUE AND SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 14,584,171	$ 16,340,575	$ 17,673,473
Reportable segment results	(6,364,785)	(1,011,327)	(753,081)
Direct purchase ODM [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	14,584,171	16,340,575	17,673,471
Interest income	3,214	13,173	19,402
Interest expenses	500,970	601,703	575,742
Depreciation/amortization	170,961	73,465	118,514
Reportable segment results	(5,532,383)	(8,090)	(207,401)
Direct purchase ODM [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	5,632,281	12,160,350	10,024,248
Direct purchase ODM [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	7,524,361	745,270	2,124,022
Direct purchase ODM [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,157,385	3,375,933	5,393,401
Direct purchase ODM [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	270,144	52,862	131,800
Direct purchase ODM [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue		6,260
Manufacturing [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Interest income
Interest expenses
Depreciation/amortization
Reportable segment results
Manufacturing [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Manufacturing [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Manufacturing [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Manufacturing [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Manufacturing [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Interest income	40	188	3,837
Interest expenses	2,316	2,280	687,367
Depreciation/amortization	950	4,748	8,741
Reportable segment results	(832,402)	(1,003,237)	(545,680)
Unallocated [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	14,584,171	16,340,575	17,673,471
Interest income	3,254	13,361	23,239
Interest expenses	503,286	705,355	1,263,110
Depreciation/amortization	171,911	78,213	127,255
Reportable segment results	(6,364,785)	(1,011,327)	(753,081)
Reportable segments [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	5,632,281	12,160,350	10,024,248
Reportable segments [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	7,524,361	745,270	2,124,022
Reportable segments [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,157,385	3,375,933	5,393,401
Reportable segments [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 270,144	52,862	$ 131,800
Reportable segments [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue		$ 6,260